UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 760-602-0103

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

CORVEL CORPORATION

Ticker Symbol:CRVL	Cusip Number:221006109
Record Date: 6/15/2007	Meeting Date: 8/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-V. GORDON CLEMONS, 02-STEVEN J. HAMERSLAG, 03-ALAN R. HOOPS, 04-R. JUDD JESSUP, 05-JEFFREY J. MICHAEL	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION TO INCREASE THE MAXIMUM NUMBER OF SHARES OF OUR COMMON STOCK (THE ""COMMON STOCK"") AUTHORIZED FOR ISSUANCE FROM 30,000,000 TO 60,000,000 SHARES.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF HASKELL & WHITE LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING MARCH 31, 2008.	For	Issuer	For	With

CYNOSURE, INC.

Ticker Symbol:CYNO	Cusip Number:232577205
Record Date: 3/20/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE OF THE FOLLOWING NOMINEES 01-MICHAEL R. DAVIN*, 02-ETTORE V. BIAGIONI**, 03-ANDREA CANGIOLI**, 04-LEONARDO MASOTTI**, 05-GEORGE J. VOJTA**	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS CYNOSURE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

INGLES MARKETS, INC.

Ticker Symbol:IMKTA	Cusip Number:457030104
Record Date: 12/21/2007	Meeting Date: 2/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
#1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-FRED D. AYERS, 02-JOHN 0. POLLARD	For	Issuer	For	With

JOS. A. BANK CLOTHIERS, INC.

Ticker Symbol:JOSB	Cusip Number:480838101
Record Date: 4/30/2008	Meeting Date: 6/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ROBERT N. WILDRICK	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31,2009.	For	Issuer	For	With

PENSON WORLDWIDE, INC.

Ticker Symbol:PNSN	Cusip Number:709600100
Record Date: 3/4/2008	Meeting Date: 4/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-MR. DANIEL P. SON, 02-MR. BERNARD W. DAN, 03-DR. JAMES S. DYER, 04-MR. THOMAS R. JOHNSON	For	Issuer	For	With
2	FOR THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED 2000 STOCK INCENTIVE PLAN THAT ELIMINATES THE COMPAMY'S ABILITY TO REPRICE OUTSTANDING OPTIONS AND STOCK APPRECIATION RIGHTS AND AMENDS THE AUTOMATIC GRANT PROGRAM FOR NON-EMPLOYEE DIRECTORS.	For	Issuer	For	With
3	FOR THE RATIFICATION OF BDO SEIDMAN, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With

SYNNEX CORPORATION

Ticker Symbol:SNX	Cusip Number:87162W100
Record Date: 2/8/2008	Meeting Date: 3/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-MATTHEW MIAU, 02-ROBERT HUANG,03-FRED BREIDENBACH,04-GREGORY QUESNEL,05-DWIGHT STEFFENSEN,06-JAMES VAN HORNE,07-DUANE ZITZNER	For	Issuer	For	With
2	APPROVAL OF 2008 PROFIT SHARING PROGRAM FOR SECTION 16(B) OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With

WILLIS LEASE FINANCE CORP.

Ticker Symbol:WLFC	Cusip Number:970646105
Record Date: 3/24/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ROBERT T. MORRIS; 02-W. WILLIAM COON, JR.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: August 22, 2008

*Print the name and title of each signing officer under his or her signature.